Share Based Payment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Payment

Year 2021	Number of common shares	Number of preferred shares	Share premium	Retained earnings

Non-executive directors’ payment	12,178	—	40	—
Balance at December 31, 2021	12,178	—	40	—

Year 2020	Number of common shares	Number of preferred shares	Share premium	Retained earnings

Non-executive directors’ payment	2,812	—	40	—
Balance at December 31, 2020	2,812	—	40	—